INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Favorable income tax rate for Taizhou Fuling	15.00%
Operating loss carryforwards	$ 1,576,000	$ 33,000
Deferred tax assets gross	638,504
Deferred tax asset valuation allowance	$ 319,252
Percentage of current year R&D expense approved by local tax authority could be deducted from tax able income	150.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration date	Dec. 31, 2035